Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Affiliated Revenues and Purchases
Affiliated Revenues		$ 0	$ 0	$ 0
Related Party Transactions (Textuals)
Total Property, Plant and Equipment, Net		$ 73,339,100	68,304,100
AEP Wind Holdings LLC PPAs [Abstract]
Equity Method Investment, Ownership Percentage		50.00%
Charitable Contribution to AEP Foundation [Abstract]
Related Party Charitable Contribuions to AEP Foundation		$ 75,000
Rockport Plant, Unit 2 [Member]
Related Party Transactions (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		100.00%
BP Wind Energy [Member]
AEP Wind Holdings LLC PPAs [Abstract]
Equity Method Investment, Ownership Percentage		50.00%
Generation and Marketing [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		$ 18,000	55,400	104,600
Generation and Marketing [Member] | BP Wind Energy [Member]
AEP Wind Holdings LLC PPAs [Abstract]
Equity Method Investment, Ownership Percentage		50.00%
Appalachian Power Co. to AEP Transmission Co [Member]
Joint License Agreement
Joint License Agreement		$ 2,500	2,400	900
Indiana Michigan Power Co to Kentucky Power Co [Member]
Related Party Transactions (Textuals)
Percentage of Power Sold under Unit Power Agreement		30.00%
AEP Generating Co to Indiana Michigan Power Co [Member]
Cook Coal Terminal
Coal Transloading Services		$ 9,000	11,000	12,000
Railcar Maintenance		$ 600	300	900
AEP Generating Co to Kentucky Power Co [Member]
Related Party Transactions (Textuals)
Percentage of Power Sold under Unit Power Agreement		30.00%
AEP Generating Co to Public Service Co of Oklahoma [Member]
Cook Coal Terminal
Railcar Maintenance		$ 600	400	700
AEP Generating Co To Southwestern Electric Power Co [Member]
Cook Coal Terminal
Railcar Maintenance		2,700	2,800	3,000
AEP Energy Partners, Inc. to AEP Texas Inc. [Member]
Oklaunion PPA between AEP Texas and AEPEP
Oklaunion Purchase Power Agreement				88,000
Indiana Michigan Power Co to AEP Transmission Co [Member]
Joint License Agreement
Joint License Agreement		6,100	4,800	3,000
Kentucky Power Co to AEP Transmission Co [Member]
Joint License Agreement
Joint License Agreement		600	500	400
Ohio Power Co to AEP Transmission Co [Member]
Joint License Agreement
Joint License Agreement		5,200	4,600	4,500
Public Service Co of Oklahoma to AEP Transmission Co [Member]
Joint License Agreement
Joint License Agreement		100	400	400
Wheeling Power Co to AEP Transmission Co [Member]
Joint License Agreement
Joint License Agreement		200	200	200
AEP Generating Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		$ 11,300	7,600	10,600
AEP Generating Co [Member] | Rockport Plant, Unit 2 [Member]
Related Party Transactions (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		50.00%
AEP Generating Co [Member] | AEP Generating Co to Indiana Michigan Power Co [Member] | Rockport Plant, Unit 2 [Member]
Related Party Transactions (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		100.00%
AEP Transmission Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		$ 1,354,500	1,171,500	954,600
Revenue from Related Parties, Net		1,283,800	1,153,900	896,300
Sales and Purchases of Property
Related Party Sales of Property		2,300	1,400	200
Related Party Purchases of Property		11,600	16,700	6,000
Related Party Transactions (Textuals)
Total Property, Plant and Equipment, Net		13,339,900	12,101,000
Charitable Contribution to AEP Foundation [Abstract]
Related Party Charitable Contribuions to AEP Foundation		11,100
AEP Transmission Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0	0	0
AEP Transmission Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues				0
AEP Transmission Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues				0
AEP Transmission Co [Member] | Transmission Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		1,276,400	1,136,100	885,000
AEP Transmission Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		7,400	17,800	11,300
AEP Transmission Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0
Appalachian Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		256,100	197,900	174,700
Transmission Service Charges
PJM Net Transmission Service Charges		345,100	302,000	243,200
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		36,100	40,100	43,700
Sales and Purchases of Property
Related Party Sales of Property		16,000	6,200	5,700
Related Party Purchases of Property		2,400	1,000	1,300
Related Party Transactions (Textuals)
Total Property, Plant and Equipment, Net		12,379,200	11,804,300
Charitable Contribution to AEP Foundation [Abstract]
Related Party Charitable Contribuions to AEP Foundation		12,500
Appalachian Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		169,700	128,600	112,500
Appalachian Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[1]			5,300
Appalachian Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues				0
Appalachian Power Co [Member] | Transmission Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		77,500	60,300	49,100
Appalachian Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		8,900	9,000	7,800
Appalachian Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0
Indiana Michigan Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		15,300	3,800	10,500
Cost of Purchased Power from Affiliate		241,800	217,900	172,800
Transmission Service Charges
PJM Net Transmission Service Charges		220,800	186,700	145,900
Sales and Purchases of Property
Related Party Sales of Property		5,300	7,000	1,500
Related Party Purchases of Property		2,000	600	3,400
Related Party Transactions (Textuals)
Total Property, Plant and Equipment, Net		7,411,500	7,310,900
Charitable Contribution to AEP Foundation [Abstract]
Related Party Charitable Contribuions to AEP Foundation		$ 11,000
Indiana Michigan Power Co [Member] | Rockport Plant, Unit 2 [Member]
Related Party Transactions (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		50.00%
Indiana Michigan Power Co [Member] | Auction Purchases From AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]	$ 0	0	0
Indiana Michigan Power Co [Member] | Auction Purchases From AEP Energy [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]		0	0
Indiana Michigan Power Co [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]			0
Indiana Michigan Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		241,800	217,900	172,800
Indiana Michigan Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0	0	0
Indiana Michigan Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[1]			3,100
Indiana Michigan Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues				0
Indiana Michigan Power Co [Member] | Transmission Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		7,700	(2,500)	2,900
Indiana Michigan Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues	[2]	7,600	6,300	4,500
Indiana Michigan Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0
Indiana Michigan Power Co [Member] | AEP Wind Holdings LLC [Member] | Generation and Marketing [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		12,000	10,000	11,000
Kentucky Power Co [Member]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		2,000	3,100	3,200
Related Party Transactions (Textuals)
Capacity Sales		199
Ohio Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		18,800	24,800	41,500
Cost of Purchased Power from Affiliate		9,800	51,900	119,700
Transmission Service Charges
PJM Net Transmission Service Charges		608,200	508,900	417,400
Sales and Purchases of Property
Related Party Sales of Property		7,600	9,200	7,000
Related Party Purchases of Property		2,000	1,400	1,200
Related Party Transactions (Textuals)
Total Property, Plant and Equipment, Net		8,609,300	7,963,000
Charitable Contribution to AEP Foundation [Abstract]
Related Party Charitable Contribuions to AEP Foundation		8,100
Ohio Power Co [Member] | Auction Purchases From AEPEP [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]	9,800	26,600	51,000
Ohio Power Co [Member] | Auction Purchases From AEP Energy [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]		25,300	58,700
Ohio Power Co [Member] | Auction Purchases from AEPSC [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate	[1]			10,000
Ohio Power Co [Member] | Direct Purchases from AEGCo [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		0	0	0
Ohio Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0	0	0
Ohio Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues				0
Ohio Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues				0
Ohio Power Co [Member] | Transmission Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		(3,600)	(1,100)	16,600
Ohio Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		22,400	25,900	24,900
Ohio Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0
Ohio Power Co [Member] | AEP Wind Holdings LLC [Member] | Generation and Marketing [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		24,000	20,000	23,000
Public Service Co Of Oklahoma [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		2,900	4,200	5,200
Transmission Service Charges
SPP Net Transmission Service Charges		110,800	94,700	69,700
Sales and Purchases of Property
Related Party Sales of Property		2,500	500	1,100
Related Party Purchases of Property		7,600	300	400
Related Party Transactions (Textuals)
Total Property, Plant and Equipment, Net		5,626,500	4,802,800
Charitable Contribution to AEP Foundation [Abstract]
Related Party Charitable Contribuions to AEP Foundation		5,800
Public Service Co Of Oklahoma [Member] | OKTCo Radial Asset Transfer [Member] | Net Book Value of Radial Assets [Member]
Related Party Transactions (Textuals)
Total Property, Plant and Equipment, Net			60,000
Public Service Co Of Oklahoma [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0	0	0
Public Service Co Of Oklahoma [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues				0
Public Service Co Of Oklahoma [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues				0
Public Service Co Of Oklahoma [Member] | Transmission Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0	0	0
Public Service Co Of Oklahoma [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		2,900	4,200	5,200
Public Service Co Of Oklahoma [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0
Southwestern Electric Power Co [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		59,500	41,400	41,000
Revenue from Related Parties, Net		53,900	41,000	39,000
Transmission Service Charges
SPP Net Transmission Service Charges		62,100	56,200	31,300
Sales and Purchases of Property
Related Party Sales of Property		1,000	400	800
Related Party Purchases of Property		2,800	300	2,800
Related Party Transactions (Textuals)
Total Property, Plant and Equipment, Net		8,262,200	7,400,100
Charitable Contribution to AEP Foundation [Abstract]
Related Party Charitable Contribuions to AEP Foundation		8,800
Southwestern Electric Power Co [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0	0	0
Southwestern Electric Power Co [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues				0
Southwestern Electric Power Co [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues				0
Southwestern Electric Power Co [Member] | Transmission Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		51,500	39,600	37,400
Southwestern Electric Power Co [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		1,100	1,400	1,600
Southwestern Electric Power Co [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		1,300
Southwestern Electric Power Co [Member] | AEP Wind Holdings LLC [Member] | Generation and Marketing [Member]
Affiliated Revenues and Purchases
Cost of Purchased Power from Affiliate		14,000	14,000	14,000
Wheeling Power Co [Member] [Domain]
Barging, Urea Transloading and Other Services
Expenses from Barging, Urea Transloading and Other Services		4,700	3,200	3,300
AEP Texas Inc. [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		3,500	3,900	90,800
ERCOT Transmission Service Charges
Billings from ETT for ERCOT Wholesale Transmission Services		28,000	28,000	28,000
Sales and Purchases of Property
Related Party Sales of Property		3,000	400	900
Related Party Purchases of Property		1,300	400	1,500
Related Party Transactions (Textuals)
Total Property, Plant and Equipment, Net		11,681,600	10,635,400
Charitable Contribution to AEP Foundation [Abstract]
Related Party Charitable Contribuions to AEP Foundation		$ 9,900
AEP Texas Inc. [Member] | Oklaunion Generating Station [Member]
Related Party Transactions (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share		54.69%
AEP Texas Inc. [Member] | Direct Sales to East Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		$ 0	0	0
AEP Texas Inc. [Member] | Auction Sales to OPCo [Member]
Affiliated Revenues and Purchases
Affiliated Revenues				0
AEP Texas Inc. [Member] | Direct Sales to AEPEP [Member]
Affiliated Revenues and Purchases
Affiliated Revenues				87,500
AEP Texas Inc. [Member] | Transmission Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		0	0	0
AEP Texas Inc. [Member] | Other Revenues [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		3,500	$ 3,900	$ 3,300
AEP Texas Inc. [Member] | Direct Sales to West Affiliates [Member]
Affiliated Revenues and Purchases
Affiliated Revenues		$ 0

[1]	Refer to the Ohio Auctions section below for further information regarding these amounts.
[2]	I&M’s affiliated revenues exclude capacity sales to KPCo from Rockport Plant, Unit 2 and barging, urea transloading and other transportation services to affiliates. See sections “Unit Power Agreements” and “I&M Barging, Urea Transloading and Other Services” below for additional information.